UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
Aaa	89.79%
Aa1	0.68
Aa2	2.03
Aa3	0.76
A1	0.67
A2	0.71
A3	0.22
Baa2	0.96
Not Rated	0.30
Short Term Investments	3.88
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,019.69	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25
Investor Class
Actual	$1,000.00	$1,018.64	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.82%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,927,288
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,870,796
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,512,795
450,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	438,362
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.87%, 10/22/2034 3-mo. LIBOR + 1.60%	2,530,377
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.91%, 01/25/2034 3-mo. LIBOR + 1.65%	2,560,570
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 7.02%, 08/15/2031 3-mo. LIBOR + 1.70%	585,079
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 7.08%, 11/20/2034 3-mo. LIBOR + 1.70%	2,031,385
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 6.71%, 04/15/2034 3-mo. LIBOR + 1.45%	1,918,212
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	930,515
1,100,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	1,101,234
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,107,184
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,120,185
800,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class B 6.91%, 07/15/2030 3-mo. LIBOR + 1.65%	782,092
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
1,047,516	2.96%, 04/15/2025	1,039,384
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,529,022
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,850,718
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,028,197
	Series 2022-1A Class C
2,200,000	2.96%, 11/15/2027	2,114,831
Principal Amount		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
$ 1,170,000	1.08%, 11/16/2026	$ 1,112,147
	Series 2021-3A Class D
2,110,000	1.55%, 06/15/2027	1,934,390
	Series 2022-5A Class A2
1,243,919	5.29%, 01/15/2025	1,243,434
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 6.39%, 01/22/2035 3 mo. SOFR + 1.32%	4,822,533
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.75%, 04/20/2034 3-mo. LIBOR + 1.50%	1,921,880
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 6.96%, 04/15/2034 3-mo. LIBOR + 1.70%	1,922,304
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 6.49%, 05/12/2031 3-mo. LIBOR + 1.15%	1,386,482
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,362,881
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	850,534
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,026,976
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,153,689
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	871,514
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	694,848
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,127,042
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	445,096
		52,853,976

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 0.02%
$ 122,368	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.63%, 07/25/2031 1-mo. LIBOR + 0.12%	$ 120,677
TOTAL ASSET-BACKED SECURITIES — 7.84% (Cost $55,534,401)		$ 52,974,653
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 60.93%
	Federal Home Loan Mortgage Corp
413	9.50%, 04/01/2025	412
155,357	3.00%, 12/01/2026	149,890
145,037	2.50%, 01/01/2029	137,500
214,757	3.00%, 07/01/2029	205,717
1,475,000	4.20%, 01/01/2030	1,443,775
1,800,000	4.30%, 01/01/2030	1,736,241
3,125,000	4.41%, 01/01/2030	3,095,516
319,050	3.50%, 02/01/2032	307,026
6,812	7.50%, 03/01/2032	6,799
35,695	5.50%, 08/01/2033	36,565
26,712	5.50%, 01/01/2034	27,364
294,805	4.00%, 05/01/2034	287,630
61,322	5.50%, 10/01/2034	62,843
1,054,486	2.50%, 06/01/2035	960,825
112,143	5.00%, 09/01/2035	112,887
133,145	5.00%, 12/01/2035	134,250
978,237	2.00%, 01/01/2036	867,424
10,316	5.00%, 01/01/2036	10,402
110,932	6.00%, 01/01/2036	115,314
46,823	6.00%, 03/01/2036	48,668
57,345	6.00%, 07/01/2036	59,611
652,377	3.00%, 09/01/2036	604,013
11,230	5.50%, 05/01/2038	11,527
15,889	6.00%, 05/01/2038	16,596
36,725	5.00%, 06/01/2038	37,030
263,530	4.50%, 02/01/2040	260,543
382,295	5.00%, 03/01/2040	385,483
117,450	4.00%, 02/01/2041	113,054
2,248,859	2.00%, 01/01/2042	1,910,566
2,188,909	2.50%, 01/01/2042	1,908,002
221,551	3.50%, 06/01/2042	207,669
125,197	3.50%, 11/01/2042	117,315
619,304	4.00%, 05/01/2044	595,537
512,844	3.00%, 11/01/2046	458,328
1,018,914	3.00%, 12/01/2046	912,755
1,517,895	2.50%, 11/01/2050	1,295,151
4,249,308	2.00%, 12/01/2050	3,494,130
4,154,861	2.00%, 01/01/2051	3,416,910
2,837,422	3.00%, 02/01/2051	2,518,888
1,870,319	2.00%, 03/01/2051	1,554,990
5,535,642	2.00%, 05/01/2051	4,536,758
2,728,188	3.00%, 07/01/2051	2,423,612
2,114,426	2.50%, 10/01/2051	1,796,171
3,098,568	2.50%, 02/01/2052	2,648,026
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,154,783	3.00%, 04/01/2052	$ 2,798,496
3,191,792	3.50%, 05/01/2052	2,914,951
12,154,384	4.50%, 07/01/2052	11,752,582
3,358,873	3.50%, 08/01/2052	3,067,025
9,900,563	4.50%, 08/01/2052	9,549,879
6,057,715	4.50%, 09/01/2052	5,848,337
2,931,608	5.00%, 09/01/2052	2,875,462
6,225,821	5.00%, 10/01/2052	6,139,585
5,841,081	5.00%, 01/01/2053	5,728,535
1,874,547	5.50%, 01/01/2053	1,879,659
5,836,817	5.50%, 02/01/2053	5,823,885
3,086,258	5.00%, 03/01/2053	3,023,868
3,190,881	5.00%, 04/01/2053	3,150,699
3,162,606	5.50%, 05/01/2053	3,169,186
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
3,550,000	3.35%, 11/25/2026(c)	3,375,031
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	1,914,953
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,662,553
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,649,072
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,659,799
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,872,185
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,940,737
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,588,868
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,658,782
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,367,571
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,867,703
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,937,157
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,693,441
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,684,333
	Series K095 Class A1
1,223,836	2.63%, 11/25/2028	1,157,869
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,607,761
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,629,245
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,246,715
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,887,305	3.50%, 09/15/2047	2,676,187

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 5238 Class BC
$ 3,198,753	4.00%, 09/25/2049	$ 3,018,759
	Federal National Mortgage Association
346	8.50%, 08/01/2024	346
75,736	3.00%, 06/01/2027	72,784
413,351	3.00%, 08/01/2029	393,323
307,575	3.00%, 10/01/2030	292,441
28,617	7.00%, 02/01/2031	28,713
31,467	7.00%, 09/01/2031	32,482
53,951	6.50%, 12/01/2031	55,090
42,563	7.00%, 12/01/2031	42,940
95,248	6.50%, 01/01/2032	97,368
31,724	7.00%, 01/01/2032	31,340
21,139	6.50%, 02/01/2032	21,585
972,396	3.00%, 05/01/2032	909,417
85,929	6.00%, 03/01/2033	88,620
54,340	5.50%, 07/01/2033	55,601
113,472	5.00%, 09/01/2033	114,156
19,900	5.50%, 09/01/2033	20,186
2,746,207	4.00%, 02/01/2034	2,671,285
47,672	5.50%, 03/01/2034	48,779
1,211,684	3.00%, 06/01/2034	1,134,677
433,554	3.00%, 10/01/2034	405,858
1,819,860	3.00%, 11/01/2034	1,706,369
63,911	5.50%, 12/01/2034	65,445
101,971	5.50%, 02/01/2035	104,383
61,302	5.00%, 09/01/2035	61,738
135,883	5.00%, 10/01/2035	136,854
47,347	5.50%, 10/01/2035	48,530
70,178	6.00%, 01/01/2036	72,868
19,959	6.00%, 02/01/2036	20,724
22,178	6.00%, 03/01/2036	23,028
87,777	5.50%, 05/01/2036	89,953
2,674,862	2.00%, 02/01/2037	2,371,868
2,712,222	2.50%, 02/01/2037	2,469,703
2,541,203	2.00%, 03/01/2037	2,252,790
2,349,071	2.50%, 03/01/2037	2,145,572
1,347,299	2.50%, 04/01/2037	1,229,275
31,797	6.00%, 05/01/2037	33,017
49,456	5.00%, 07/01/2037	49,807
102,195	5.00%, 04/01/2039	102,925
252,431	4.50%, 05/01/2039	249,280
101,332	4.50%, 06/01/2039	100,067
83,250	4.50%, 08/01/2039	81,994
250,277	5.00%, 11/01/2039	251,389
138,797	5.00%, 12/01/2039	139,792
156,229	5.00%, 06/01/2040	157,348
607,891	4.50%, 08/01/2040	600,312
64,779	4.50%, 09/01/2040	63,971
204,412	5.00%, 09/01/2040	205,876
175,251	4.50%, 11/01/2040	173,064
118,884	5.00%, 01/01/2041	118,560
152,092	4.50%, 02/01/2041	149,798
28,665	4.00%, 03/01/2041	27,562
700,376	4.50%, 03/01/2041	691,024
196,102	4.00%, 09/01/2041	188,548
255,254	4.50%, 10/01/2041	252,067
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 555,143	3.50%, 12/01/2041	$ 519,755
798,603	4.00%, 12/01/2041	767,840
2,771,389	2.50%, 02/01/2042	2,409,768
443,165	4.00%, 07/01/2042	426,092
268,970	3.50%, 09/01/2042	243,818
288,255	3.50%, 10/01/2042	269,553
402,884	3.00%, 03/01/2043	363,687
3,423,870	5.00%, 05/01/2043	3,375,760
3,845,410	5.00%, 06/01/2043	3,790,584
277,361	3.00%, 07/01/2043	246,327
394,296	3.00%, 08/01/2043	355,936
262,048	3.00%, 09/01/2043	236,558
6,207,894	2.50%, 03/01/2047	5,275,918
4,165,565	3.50%, 07/01/2047	3,900,012
1,412,070	4.00%, 08/01/2047	1,346,294
590,592	3.50%, 03/01/2048	545,066
3,164,868	3.00%, 01/01/2049	2,853,361
446,808	3.00%, 12/01/2049	396,140
307,376	3.00%, 01/01/2050	273,078
1,312,595	2.50%, 08/01/2050	1,120,004
1,443,165	2.50%, 10/01/2050	1,231,473
3,687,417	2.00%, 11/01/2050	3,051,704
2,949,135	2.00%, 12/01/2050	2,452,112
3,423,747	2.00%, 01/01/2051	2,846,490
1,434,150	2.00%, 05/01/2051	1,174,985
3,839,897	2.50%, 08/01/2051	3,263,127
8,371,860	2.00%, 10/01/2051	6,859,082
2,207,771	2.50%, 10/01/2051	1,878,692
3,303,897	2.00%, 11/01/2051	2,720,534
5,491,393	2.50%, 01/01/2052	4,660,328
5,591,221	3.50%, 01/01/2052	5,120,365
9,344,033	2.50%, 02/01/2052	7,983,468
15,790,615	2.00%, 03/01/2052	13,022,346
3,040,612	2.50%, 03/01/2052	2,604,426
11,575,898	3.00%, 03/01/2052	10,259,873
2,543,593	3.50%, 04/01/2052	2,345,479
3,305,650	4.00%, 06/01/2052	3,121,753
3,532,398	4.00%, 07/01/2052	3,330,422
3,255,227	4.50%, 07/01/2052	3,148,127
3,055,113	5.00%, 07/01/2052	3,028,849
3,398,307	4.00%, 08/01/2052	3,191,117
9,521,503	4.50%, 08/01/2052	9,159,377
4,978,533	5.00%, 08/01/2052	4,880,553
3,356,132	4.50%, 09/01/2052	3,240,728
9,152,630	5.00%, 10/01/2052	8,998,213
3,371,948	4.50%, 11/01/2052	3,242,241
3,275,338	5.00%, 11/01/2052	3,220,250
2,771,623	5.00%, 01/01/2053	2,718,643
3,344,455	5.00%, 02/01/2053	3,278,206
1,055,358	3.50%, 08/01/2056	967,044
1,128,754	3.00%, 02/01/2057	983,990
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,738,420	2.47%, 04/25/2026	1,628,182
	Series 2018-M2 Class A2
1,662,554	3.00%, 01/25/2028(c)	1,540,290

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M3 Class A2
$ 3,642,259	3.17%, 02/25/2030(c)	$ 3,346,438
	Government National Mortgage Association
34	8.00%, 11/20/2023	34
327	7.50%, 10/20/2028	326
845	7.50%, 12/20/2028	852
2,981,776	2.50%, 03/20/2051	2,576,473
1,933,513	3.00%, 08/20/2051	1,734,217
6,999,474	2.50%, 11/20/2051	6,060,206
7,369,700	2.00%, 12/20/2051	6,195,954
6,767,770	3.50%, 02/20/2052	6,246,113
6,883,396	3.50%, 06/20/2052	6,352,330
3,450,908	4.00%, 07/20/2052	3,268,249
3,437,585	3.50%, 08/20/2052	3,172,383
3,365,748	4.50%, 08/20/2052	3,251,380
6,616,444	4.50%, 09/20/2052	6,391,386
3,123,734	5.00%, 09/20/2052	3,089,254
3,171,401	5.00%, 10/20/2052	3,137,729
7,035,364	5.00%, 05/20/2053	6,915,194
7,050,000	5.00%, 06/20/2053	6,927,790
	Vendee Mortgage Trust
	Series 1993-3 Class 1
29,978	3.26%, 09/15/2023(c)	29,911
	Series 1996-3 Class 1Z
214,266	6.75%, 09/15/2026	213,512
	Series 2002-1 Class 1A
186,554	6.00%, 10/15/2031	186,803
TOTAL MORTGAGE-BACKED SECURITIES — 60.93% (Cost $436,515,920)		$411,877,629
U.S. GOVERNMENT AGENCY BONDS AND NOTES
500,000	Federal Home Loan Bank 5.75%, 06/12/2026	513,750
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.07% (Cost $537,054)		$ 513,750
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
21,000,000	4.63%, 02/28/2025	20,836,758
13,400,000	3.88%, 01/15/2026	13,149,797
26,200,000	4.00%, 02/15/2026	25,797,789
8,000,000	3.75%, 04/15/2026	7,830,000
12,200,000	3.50%, 01/31/2028	11,846,867
14,900,000	3.63%, 03/31/2028	14,553,110
9,900,000	3.88%, 11/30/2029(d)	9,810,281
11,800,000	4.13%, 11/15/2032	12,058,125
20,100,000	2.38%, 02/15/2042	15,648,949
13,500,000	3.25%, 05/15/2042	12,046,641
4,500,000	2.50%, 02/15/2045	3,483,984
6,400,000	3.00%, 02/15/2048	5,396,250
14,100,000	3.00%, 08/15/2048	11,895,774
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$24,700,000	2.88%, 05/15/2052	$ 20,469,160
5,700,000	3.63%, 05/15/2053	5,478,234
TOTAL U.S. TREASURY BONDS AND NOTES — 28.15% (Cost $195,863,175)		$190,301,719
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
4,800,000	Federal Home Loan Bank(e) 4.87%, 07/03/2023	4,798,720
U.S. Treasury Bonds and Notes — 2.03%
	U.S. Treasury Bills(e)
5,800,000	5.10%, 07/18/2023	5,786,079
8,200,000	4.50%, 02/22/2024(f)	7,965,067
		13,751,146
Repurchase Agreements — 1.17%
1,983,997	Undivided interest of 2.17% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $1,983,997 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(g)	1,983,997
1,983,998	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $1,983,998 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(g)	1,983,998

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,983,997	Undivided interest of 2.28% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $1,983,997 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(g)	$ 1,983,997
1,938,008	Undivided interest of 2.37% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $1,938,008 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(g)	1,938,008
		7,890,000
TOTAL SHORT TERM INVESTMENTS — 3.91% (Cost $26,439,866)		$ 26,439,866
TOTAL INVESTMENTS — 100.90% (Cost $714,890,416)		$682,107,617
OTHER ASSETS & LIABILITIES, NET — (0.90)%		$ (6,099,656)
TOTAL NET ASSETS — 100.00%		$676,007,961
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	All or a portion of the security is on loan at June 30, 2023.
(g)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	163	USD	18,299	Sep 2023	$(330,281)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
U.S. 5 Year Treasury Note Futures	193	USD	20,669	Sep 2023	$(364,906)
U.S. Long Bond Futures	67	USD	8,503	Sep 2023	(60,516)
				Net Depreciation	$(755,703)
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $7,770,797 of securities on loan)(a)	$674,217,617
Repurchase agreements, fair value(b)	7,890,000
Cash pledged on futures contracts	654
Interest receivable	3,679,250
Subscriptions receivable	806,310
Variation margin on futures contracts	53,720
Total Assets	686,647,551
LIABILITIES:
Payable for director fees	7,312
Payable for other accrued fees	96,974
Payable for shareholder services fees	120,043
Payable to custodian	278,108
Payable to investment adviser	132,611
Payable upon return of securities loaned	7,890,000
Redemptions payable	2,114,542
Total Liabilities	10,639,590
NET ASSETS	$676,007,961
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,068,895
Paid-in capital in excess of par	763,694,827
Undistributed/accumulated deficit	(94,755,761)
NET ASSETS	$676,007,961
NET ASSETS BY CLASS
Investor Class	$404,411,555
Institutional Class	$271,596,406
CAPITAL STOCK:
Authorized
Investor Class	150,000,000
Institutional Class	115,000,000
Issued and Outstanding
Investor Class	37,560,504
Institutional Class	33,128,444
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.77
Institutional Class	$8.20
(a) Cost of investments	$707,000,416
(b) Cost of repurchase agreements	$7,890,000
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$12,602,420
Income from securities lending	19,065
Total Income	12,621,485
EXPENSES:
Management fees	749,038
Shareholder services fees – Investor Class	698,850
Audit and tax fees	20,969
Custodian fees	17,214
Directors fees	16,546
Legal fees	3,881
Pricing fees	5,266
Registration fees	45,288
Shareholder report fees	15,675
Transfer agent fees	77,372
Other fees	7,260
Total Expenses	1,657,359
Less amount waived by investment adviser	145,050
Net Expenses	1,512,309
NET INVESTMENT INCOME	11,109,176
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(6,561,492)
Net realized loss on futures contracts	(292,089)
Net Realized Loss	(6,853,581)
Net change in unrealized appreciation on investments	7,947,498
Net change in unrealized depreciation on futures contracts	(755,703)
Net Change in Unrealized Appreciation	7,191,795
Net Realized and Unrealized Gain	338,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,447,390
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower U.S. Government Securities Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$11,109,176	$12,822,994
Net realized loss	(6,853,581)	(52,264,974)
Net change in unrealized appreciation (depreciation)	7,191,795	(43,003,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,447,390	(82,445,671)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(29,879)
Institutional Class	-	(15,365)
From return of capital	0	(45,244)
From net investment income and net realized gains
Investor Class	(5,283,280)	(6,080,161)
Institutional Class	(5,233,249)	(6,089,364)
From net investment income and net realized gains	(10,516,529)	(12,169,525)
Total Distributions	(10,516,529)	(12,214,769)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	116,236,325	345,597,910
Institutional Class	87,863,811	45,856,847
Shares issued in reinvestment of distributions
Investor Class	5,283,280	6,110,040
Institutional Class	5,233,249	6,104,729
Shares redeemed
Investor Class	(92,628,759)	(244,778,192)
Institutional Class	(31,259,049)	(57,642,710)
Net Increase in Net Assets Resulting from Capital Share Transactions	90,728,857	101,248,624
Total Increase in Net Assets	91,659,718	6,588,184
NET ASSETS:
Beginning of Period	584,348,243	577,760,059
End of Period	$676,007,961	$584,348,243
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,632,807	29,824,263
Institutional Class	10,604,496	5,203,907
Shares issued in reinvestment of distributions
Investor Class	486,341	563,179
Institutional Class	631,829	732,701
Shares redeemed
Investor Class	(8,494,678)	(21,890,392)
Institutional Class	(3,736,899)	(6,560,225)
Net Increase	10,123,896	7,873,433
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$10.71	0.18	0.02	0.20	-	(0.14)	-	(0.14)	$10.77	1.86% (d)
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (e)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (e)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (e)	(0.22)	-	(0.22)	$11.78	0.47%
Institutional Class
06/30/2023 (Unaudited)	$ 8.20	0.15	0.01	0.16	-	(0.16)	-	(0.16)	$ 8.20	1.97% (d)
12/31/2022	$ 9.56	0.18	(1.30)	(1.12)	(0.00) (e)	(0.24)	-	(0.24)	$ 8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$ 9.56	(1.84%)
12/31/2020	$ 9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (e)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (e)	(0.29)	-	(0.29)	$ 9.33	0.92%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$404,412	0.63% (h)	0.60% (h)	3.27% (h)	32% (d)
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
Institutional Class
06/30/2023 (Unaudited)	$271,596	0.32% (h)	0.25% (h)	3.63% (h)	32% (d)
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 26%, 115%, 85%, 38%, 54% and 43% for the period ended June 30, 2023 and the years ended December 31 2022, 2021, 2020, 2019 and 2018, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2023

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities.  TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  TBA transactions generally settle monthly on a specified date. At June 30, 2023, there were no TBAs held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2023, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2023

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$715,730,190
Gross unrealized appreciation on investments	1,850,258
Gross unrealized depreciation on investments	(36,228,534)
Net unrealized depreciation on investments	$(34,378,276)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.  The Fund held an average of 296 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(755,703) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2023

The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(292,089)	Net change in unrealized depreciation on futures contracts	$(755,703)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$69,507	$102,379	$153,752	$145,050	$0
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $3,218,871 and $6,548,846, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $277,223,688 and $191,566,161, respectively.

Semi-Annual Report - June 30, 2023

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $7,770,797 and received collateral as reported on the Statement of Assets and Liabilities of $7,890,000 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of U.S. Treasury Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower U.S. Government Securities Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.

On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America").  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as ECM’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered ECM’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was the organization’s disaster recovery procedures, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.  The Board also considered that the Fund’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.
The Board observed that the annualized returns of the Fund’s Investor Class for each of the one-, three-, five- and ten-year periods ended December 31, 2022 were in the third quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), equaling the performance universe median for the three-year period and exceeding the performance universe median for the five-year period.  As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the third, second and second quintiles, respectively, of its performance universe, exceeding the performance universe median for each period.  The Board also observed that, although the Investor Class underperformed the Index for each period reviewed with the exception of the one-year period ended December 31, 2022, the Institutional Class exceeded the Index for each period reviewed.
In assessing the performance data, the Board took into account the information provided by ECM concerning the portfolio management due diligence and monitoring processes employed for internally-managed core funds, including the Fund.  The Board also considered the detailed performance reports provided by ECM throughout the year, including rolling performance analyses, portfolio statistics and comparative analytics, as well as regular presentations from management regarding fiscal and monetary policy developments, capital market assessments and market outlooks.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance and the oversight thereof.

Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund.  In this regard, the Board noted that, ECM's management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund to the total expense ratio of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was the lowest in its respective peer group.  The Board also observed that, as to each class of the Fund, the total annual operating expense ratio was lower than its respective peer group median expense ratio, ranking in the first quintile as to each class of the Fund (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and, for the Institutional Class, was the lowest in its peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was the lowest of its respective peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of, service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023